Financial information by segment, Assets and liabilities by geography (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets allocated [Abstract]
Contracted concessional assets	$ 8,155,418	$ 8,161,129
Investments carried under the equity method	116,614	139,925	$ 53,419
Current financial investments	200,084	218,577
Cash and cash equivalents (project companies)	868,501	562,795	631,542	$ 669,387
Total assets	9,938,354	9,659,815
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,237,614	4,852,348	5,091,114
Grants and other liabilities	1,229,767	1,658,867
Long-term and short-term corporate debt	993,725	723,791	684,073
Total liabilities	8,197,473	7,944,959
Equity	1,740,881	1,714,856	$ 1,756,112
Total liabilities and equity	9,938,354	9,659,815
North America [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,073,785	3,299,198
Investments carried under the equity method	74,660	90,847
Current financial investments	129,264	159,267
Cash and cash equivalents (project companies)	206,344	181,458
Total assets	3,484,053	3,730,771
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,623,284	1,676,251
Grants and other liabilities	1,078,974	1,490,661
Total liabilities	2,702,258	3,166,912
South America [Member]
Assets allocated [Abstract]
Contracted concessional assets	1,211,952	1,186,552
Investments carried under the equity method	0	0
Current financial investments	27,836	29,190
Cash and cash equivalents (project companies)	70,861	80,909
Total assets	1,310,649	1,296,652
Liabilities allocated [Abstract]
Long-term and short-term project debt	902,500	884,835
Grants and other liabilities	11,355	12,864
Total liabilities	913,855	897,699
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,869,681	3,675,379
Investments carried under the equity method	41,954	49,078
Current financial investments	42,984	20,673
Cash and cash equivalents (project companies)	255,530	234,097
Total assets	4,210,149	3,979,227
Liabilities allocated [Abstract]
Long-term and short-term project debt	2,711,830	2,291,262
Grants and other liabilities	139,438	155,342
Total liabilities	2,851,268	2,446,604
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,155,418	8,161,129
Investments carried under the equity method	116,614	139,925
Current financial investments	200,084	209,131
Cash and cash equivalents (project companies)	532,735	496,464
Total assets	9,004,851	9,006,649
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,237,614	4,852,348
Grants and other liabilities	1,229,767	1,658,867
Total liabilities	6,467,381	6,511,215
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	242,044	239,553
Other current assets (including cash and cash equivalents at holding company level)	691,459	413,613
Total assets	933,503	653,166
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	993,725	723,791
Other non-current liabilities	589,107	547,740
Other current liabilities	147,260	162,213
Total liabilities	1,730,092	1,433,744
Equity	1,740,881	1,714,856
Total liabilities and equity	$ 3,470,973	$ 3,148,600